AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 95.4%
Communication Services - 11.6%
Hakuhodo DY Holdings, Inc. (Japan)	23,620	$271,734
ITV PLC (United Kingdom)	387,098	359,492
Koninklijke KPN, N.V. (Netherlands)	141,162	510,760
Nippon Telegraph & Telephone Corp. (Japan)	226,560	259,801

Total Communication Services		1,401,787
Consumer Discretionary - 4.2%
Cie Generale des Etablissements Michelin SCA (France)	15,614	511,313
Consumer Staples - 11.2%
Carlsberg AS, Class B (Denmark)	3,884	582,531
Essity AB, Class B (Sweden)	17,446	432,596
Unilever PLC (United Kingdom)	6,230	334,756

Total Consumer Staples		1,349,883
Energy - 7.6%
Ampol, Ltd. (Australia)	25,298	560,266
TGS ASA (Norway)	27,120	361,979

Total Energy		922,245
Financials - 9.7%
DBS Group Holdings, Ltd. (Singapore)	5,250	135,434
Euronext, N.V. (Netherlands)[1]	5,090	387,419
Gjensidige Forsikring ASA (Norway)	13,260	209,328
Julius Baer Group, Ltd. (Switzerland)	6,097	431,836

Total Financials		1,164,017
Health Care - 17.7%
GSK PLC (United Kingdom)	23,200	412,988
Novartis AG (Switzerland)	4,260	446,010
Roche Holding AG (Switzerland)	1,629	505,074
Shionogi & Co., Ltd. (Japan)	8,090	339,036
	Shares	Value

Smith & Nephew PLC (United Kingdom)	28,544	$434,240

Total Health Care		2,137,348
Industrials - 17.6%
dormakaba Holding AG (Switzerland)	1,063	518,300
IMI PLC (United Kingdom)	25,815	539,725
Konecranes Oyj (Finland)	15,164	551,161
Smiths Group PLC (United Kingdom)	23,397	510,281

Total Industrials		2,119,467
Information Technology - 4.3%
Atea ASA (Norway)	38,218	518,872
Materials - 11.5%
Akzo Nobel, N.V. (Netherlands)	6,001	513,373
BASF SE (Germany)	7,061	378,547
Heidelberg Materials AG (Germany)	6,151	498,526

Total Materials		1,390,446

Total Common Stocks (Cost $12,339,156)		11,515,378
Short-Term Investments - 2.2%
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%[2]	107,248	107,248
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.23%[2]	160,871	160,871

Total Short-Term Investments (Cost $268,119)		268,119
Total Investments - 97.6% (Cost $12,607,275)		11,783,497
Other Assets, less Liabilities - 2.4%		291,570
Net Assets - 100.0%		$12,075,067

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of this security amounted to $387,419 or 3.2% of net assets.
[2]	Yield shown represents the July 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	—	$2,137,348	—	$2,137,348
Industrials	—	2,119,467	—	2,119,467
Communication Services	—	1,401,787	—	1,401,787
Materials	—	1,390,446	—	1,390,446
Consumer Staples	—	1,349,883	—	1,349,883
Financials	—	1,164,017	—	1,164,017
Energy	—	922,245	—	922,245
Information Technology	$518,872	—	—	518,872
Consumer Discretionary	—	511,313	—	511,313
Short-Term Investments
Other Investment Companies	268,119	—	—	268,119
Total Investments in Securities	$786,991	$10,996,506	—	$11,783,497

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	4.9
Denmark	5.1
Finland	4.8
France	4.4
Germany	7.6
Japan	7.6
Netherlands	12.2
Norway	9.5
Singapore	1.2
Sweden	3.7
Switzerland	16.5
United Kingdom	22.5
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.